Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Stockholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2013	$ 8,921	$ 718	$ 11,599	$ (6,248)	$ (164)	$ (1,041)	$ 4,864	$ 4,057
Net income (loss)	2,339	0	0	2,114	0	0	2,114	225
Other comprehensive income (loss)	(176)	0	0	0	(157)	0	(157)	(19)
Issuance of common stock for acquisition of business (Note 15)	3,378	61	3,317	0	0	0	3,378	0
Noncontrolling interest resulting from acquisition of business (Note 2)	7,502	0	0	0	0	0	0	7,502
Cash dividends - common stock (Note 15)	(1,412)	0	0	(1,412)	0	0	(1,412)	0
Dividends and distributions to noncontrolling interests	(840)	0	0	0	0	0	0	(840)
Stock-based compensation and related common stock issuances, net of tax	88	3	85	0	0	0	88	0
Sales of limited partner units of Williams Partners L.P.	55	0	0	0	0	0	0	55
Changes in ownership of consolidated subsidiaries, net	44	0	(73)	0	(20)	0	(93)	137
Contributions from noncontrolling interests	340	0	0	0	0	0	0	340
Deconsolidation of Bluegrass Pipeline (Note 6)	(63)	0	0	0	0	0	0	(63)
Other	(4)	0	(3)	(2)	0	0	(5)	1
Net increase (decrease) in equity	11,251	64	3,326	700	(177)	0	3,913	7,338
Ending balance at Dec. 31, 2014	20,172	782	14,925	(5,548)	(341)	(1,041)	8,777	11,395
Net income (loss)	(1,314)	0	0	(571)	0	0	(571)	(743)
Other comprehensive income (loss)	(171)	0	0	0	(101)	0	(101)	(70)
Cash dividends - common stock (Note 15)	(1,836)	0	0	(1,836)	0	0	(1,836)	0
Dividends and distributions to noncontrolling interests	(942)	0	0	0	0	0	0	(942)
Stock-based compensation and related common stock issuances, net of tax	30	2	28	0	0	0	30	0
Sales of limited partner units of Williams Partners L.P.	59	0	0	0	0	0	0	59
Changes in ownership of consolidated subsidiaries, net	94	0	(160)	0	0	0	(160)	254
Contributions from noncontrolling interests	111	0	0	0	0	0	0	111
Other	22	0	14	(5)	0	0	9	13
Net increase (decrease) in equity	(3,947)	2	(118)	(2,412)	(101)	0	(2,629)	(1,318)
Ending balance at Dec. 31, 2015	16,225	784	14,807	(7,960)	(442)	(1,041)	6,148	10,077
Net income (loss)	(350)	0	0	(424)	0	0	(424)	74
Other comprehensive income (loss)	172	0	0	0	103	0	103	69
Cash dividends - common stock (Note 15)	(1,261)	0	0	(1,261)	0	0	(1,261)	0
Dividends and distributions to noncontrolling interests	(940)	0	0	0	0	0	0	(940)
Stock-based compensation and related common stock issuances, net of tax	57	1	56	0	0	0	57	0
Sales of limited partner units of Williams Partners L.P.	114	0	0	0	0	0	0	114
Changes in ownership of consolidated subsidiaries, net	(6)	0	12	0	0	0	12	(18)
Contributions from noncontrolling interests	29	0	0	0	0	0	0	29
Other	6	0	12	(4)	0	0	8	(2)
Net increase (decrease) in equity	(2,179)	1	80	(1,689)	103	0	(1,505)	(674)
Ending balance at Dec. 31, 2016	$ 14,046	$ 785	$ 14,887	$ (9,649)	$ (339)	$ (1,041)	$ 4,643	$ 9,403